Restructuring and Other Costs (Tables)	12 Months Ended
Jun. 30, 2012
Significant Costs Recorded Within Restructuring Costs

The following table summarizes the significant costs recorded within restructuring costs:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Restructuring costs:
Employee-related reorganization(1)	$14.9	$6.7	$5.5

Asset impairments	2.9	0.6	3.8
Facility exit and other costs(2)	1.7	5.2	8.4

Total restructuring costs	$19.5	$12.5	$17.7

(1)	Employee-related costs consist primarily of severance costs outplacement services provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
(2)	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs and costs associated with planned facility expansions and closures to streamline our operations.